CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S DEFICIT - USD ($)	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Aug. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 19, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000		$ 431	24,569	0
Issuance of Class B ordinary shares to Sponsor (in shares)			4,312,500
Accretion for Class A ordinary shares to redemption amount	(25,026,991)	$ 0		(24,569)	(25,002,422)
Net income (loss)	(7,798,760)	0	$ 0	0	(7,798,760)
Ending balance at Dec. 31, 2020	(32,800,751)	$ 0	$ 431	0	(32,801,182)
Ending balance (in shares) at Dec. 31, 2020		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	10,586,342	$ 0	$ 0	0	10,586,342
Ending balance at Mar. 31, 2021	(22,214,409)	$ 0	$ 431	0	(22,214,840)
Ending balance (in shares) at Mar. 31, 2021		0	4,312,500
Beginning balance at Dec. 31, 2020	(32,800,751)	$ 0	$ 431	0	(32,801,182)
Beginning balance (in shares) at Dec. 31, 2020		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	7,931,054
Ending balance at Jun. 30, 2021	(24,869,697)	$ 0	$ 431	0	(24,870,128)
Ending balance (in shares) at Jun. 30, 2021		0	4,312,500
Beginning balance at Dec. 31, 2020	(32,800,751)	$ 0	$ 431	0	(32,801,182)
Beginning balance (in shares) at Dec. 31, 2020		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,598,086	$ 0	$ 0	0	5,598,086
Ending balance at Dec. 31, 2021	(27,202,665)	$ 0	$ 431	0	(27,203,096)
Ending balance (in shares) at Dec. 31, 2021		0	4,312,500
Beginning balance at Mar. 31, 2021	(22,214,409)	$ 0	$ 431	0	(22,214,840)
Beginning balance (in shares) at Mar. 31, 2021		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(2,655,288)	$ 0	$ 0	0	(2,655,288)
Ending balance at Jun. 30, 2021	(24,869,697)	$ 0	$ 431	0	(24,870,128)
Ending balance (in shares) at Jun. 30, 2021		0	4,312,500
Beginning balance at Dec. 31, 2021	(27,202,665)	$ 0	$ 431	0	(27,203,096)
Beginning balance (in shares) at Dec. 31, 2021		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6,978,015	$ 0	$ 0	0	6,978,015
Ending balance at Mar. 31, 2022	(20,224,650)	$ 0	$ 431	0	(20,225,081)
Ending balance (in shares) at Mar. 31, 2022		0	4,312,500
Beginning balance at Dec. 31, 2021	(27,202,665)	$ 0	$ 431	0	(27,203,096)
Beginning balance (in shares) at Dec. 31, 2021		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	10,682,774
Ending balance at Jun. 30, 2022	(16,642,437)	$ 0	$ 431	0	(16,642,868)
Ending balance (in shares) at Jun. 30, 2022		0	4,312,500
Beginning balance at Mar. 31, 2022	(20,224,650)	$ 0	$ 431	0	(20,225,081)
Beginning balance (in shares) at Mar. 31, 2022		0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount	(122,546)	$ 0	$ 0	0	(122,546)
Net income (loss)	3,704,759	0	0	0	3,704,759
Ending balance at Jun. 30, 2022	$ (16,642,437)	$ 0	$ 431	$ 0	$ (16,642,868)
Ending balance (in shares) at Jun. 30, 2022		0	4,312,500